Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

December 17, 2004

EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Sturgis Bancorp, Inc. Commission File No. 5-78116 Schedule 13E-3/Amendment No. 2

Ladies and Gentlemen:

                    Transmitted with this letter is a Schedule 13E-3/Amendment No. 2 for Sturgis Bancorp, Inc. ("Sturgis").

                    This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted. Pursuant to Rule 102, all exhibits to the registration statement are filed herewith in electronic format.

                    This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Sturgis, to retain such signed documents for a period of five years and to furnish any such signed document to the Commission or its staff upon request.

                    If the Commission staff has any comments or will require any further information, please call me at (616) 752-2714.

                                                                                Very truly yours,

                                                                                /s/ Mark E. Spitzley

                                                                                Mark E. Spitzley